Impairment losses/(reversal) for Passenger Vehicle segment and other provisions - Summary of recoverable amount of cash generating unit (Detail) ₨ in Millions, £ in Millions	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 GBP (£)	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 GBP (£)	Mar. 31, 2021 INR (₨)
Disclosure of information for cash-generating units [line items]
Recoverable amount	₨ 152,467.2	£ 1,500	₨ 59,654.0	£ 600
Passenger vehicle segment [member] | Cash-generating units [member]
Disclosure of information for cash-generating units [line items]
Recoverable amount					₨ 49,109.9
FVCLD [member] | Passenger vehicle segment [member] | Cash-generating units [member]
Disclosure of information for cash-generating units [line items]
Recoverable amount					₨ 146,186.0